Other liabilities	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Other liabilities

Note 11	Other liabilities

$ millions, as at October 31	2019	2018
Accrued interest payable	$1,438	$1,300
Defined benefit liability (Note 18)	737	645
Gold and silver certificates	114	95
Brokers’ client accounts	4,940	3,829
Derivative collateral payable	3,823	4,118
Negotiable instruments	991	930
Accrued employee compensation and benefits	2,281	2,303
Accounts payable and accrued expenses	2,062	2,138
Other (1)	2,645	2,865
	$19,031	$18,223
(1)	Certain prior period amounts have been revised from those previously presented.